EMPLOYEE FUTURE BENEFITS (Details 5) CAD in Millions	Dec. 31, 2014 CAD
Pension Plans, Defined Benefit [Member]
2016	CAD 27.5
2017	26.5
2018	25.3
2019	24.7
2020	24.1
2021 - 2025	111.3
Other Benefit Plans [Member]
2016	6.4
2017	6.6
2018	6.8
2019	7.0
2020	7.3
2021 - 2025	CAD 40.2